Annual Operating Expenses - FidelityEquityDividendIncomeFund-RetailPRO - FidelityEquityDividendIncomeFund-RetailPRO - Fidelity Equity Dividend Income Fund - Fidelity Equity Dividend Income Fund	Jan. 28, 2023
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Total annual operating expenses	0.58%